SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Jan. 03, 2021
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION

14.    SUPPLEMENTARY CASH FLOW INFORMATION

Cash paid for interest was $9.2 million and $28.8 million for the Successor period from August 29, 2020 to January 3, 2021 and  for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $45.7 million and $40.9 million for the years ended December 29, 2019 and December 30, 2018, respectively. Refunds related to income related taxes were $0.1 million and $0.2 million for the Successor period from August 29, 2020 to January 3, 2021 and  for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $0.1 million and $0.0 million for the years ended December 29, 2019 and December 30, 2018, respectively. Payments made for income-related taxes were $0.5 million and $0.5 million for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $1.7 million and $0.7 million for the years ended December 29, 2019 and December 30, 2018, respectively. The following non cash considerations were part of the Business Combination Agreement with CCH: Continuing Members’ retained restricted units totaling $54.1 million, TRA totaling $28.7 million, and LTIP RSU awards totaling $11.2 million. Dividends declared but not paid were $4.3 million as of  January 3, 2021 and are included within the "accrued expense and other" of the Consolidated Balance Sheet . There were no accrued dividend as of  December 29, 2019.